SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Consolidation

(a) Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. Transactions and balances between the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

Basis of presentation

(b) Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of estimates

(c) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant items subject to such estimates and assumptions include allowances for doubtful accounts, deferred income tax assets, provision for loyalty programs, deferred revenue recognition, share-based compensation, loss contingencies, allocation of the purchase price of acquisitions, fair value of contingent consideration, useful lives of property and equipment and intangible assets, and recovery of the carrying values of long-lived assets, goodwill, intangible assets, and investment in non-consolidated affiliates.

Foreign currencies

(d) Foreign currencies

The Group's functional and reporting currency is the Renminbi (“RMB”). Transactions denominated in foreign currencies are measured at the exchange rate prevailing on the transaction date. Monetary assets and liabilities denominated in currencies other than the RMB are remeasured into RMB using applicable exchange rates quoted by the People's Bank of China (“PBOC”) at the balance sheet dates. All exchange gains and losses are included in “foreign exchange losses” in the consolidated statements of comprehensive income/(loss).

Translations of amounts from RMB into United States dollars (“US$”) are solely for the convenience of the reader and are calculated at the rate of US$1.00 = RMB6.2046, representing the noon buying rate in the City of New York for cable transfers of RMB, as published by the Federal Reserve Bank of New York, on December 31, 2014. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2014, at any other rate, or at all.

Commitments and contingencies

(e) Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. The Group records accruals for certain of its outstanding administrative, legal or regulatory proceedings and claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group evaluates, on a quarterly basis, developments in administrative, legal or regulatory proceedings and claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material. When a loss contingency is not both probable and estimable, the Group does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Group discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. The Group is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry or treatment of specific issues among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Revenue recognition

(f) Revenue recognition

The Group's revenues are principally derived from providing hotel reservation, air ticketing, other travel and non-travel services. The Group recognizes revenues when all of the following have occurred: persuasive evidence of arrangement with the customer, services have been performed, fees are fixed or determinable and collectability of the fees is reasonably assured, as prescribed by ASC 605-10, Revenue Recognition, Overall. These criteria as related to Group revenues are considered to have been met as follows:

Hotel reservation services

The Group receives commissions from travel suppliers or customers for hotel room reservations booked through the Group (including hotel groupbuy and hotel prepaid business). Commissions from hotel reservation services rendered are recognized after confirmation with the hotel that the customers have completed their stay. The Group presents revenues from such transactions on a net basis when the Group acts as an agent (does not assume inventory risk for hotel room nights), and on a gross basis when the Group acts as a principal (prepurchases hotel room nights and assumes inventory risk), in both cases in “hotel reservations revenue” in the consolidated statements of comprehensive income/(loss). Revenues recognized on a gross basis represent the sales prices of the room nights sold to customers, and the costs of the rooms paid to the hotels are recorded as “cost of services” in the consolidated statements of comprehensive income/(loss). Contracts with certain travel suppliers contain escalating commissions that are subject to achieving specific performance targets. Such escalating commissions are recognized when the performance targets have been achieved.

Air ticketing services

Commissions from air ticketing services rendered are recognized upon the issuance of air tickets, net of estimated cancellations. Customers purchase the air tickets, and the Group remits the net amount less base commission to the airlines. Estimated cancellations were insignificant for the years ended December 31, 2012, 2013 and 2014. The Group presents revenues from such transactions on a net basis in the consolidated statements of comprehensive income/(loss), as the Group acts as an agent, does not assume any inventory risk, and has no obligations for cancelled airline ticket reservations. The Group sometimes also receives additional discretionary commissions from certain airlines when performance targets are met. Such discretionary commissions are recognized on a cash basis because the Group cannot reasonably estimate the amount, or timing of receipt, of such commissions in advance.

Other services

Other services include other travel services and non-travel services.

i) Other travel services

Other travel services are mainly commissions from insurance companies for the sale of travel insurance. Customers purchase the travel insurance, and the Group remits the net amount less commission to the insurance companies. The Group recognizes revenue when the travel insurance is issued to the customer, net of estimated cancellations.

ii) Non-travel services

Non-travel services are primarily advertising services on Xici.net and eLong.com. Revenue from advertising services is recognized over the contractual advertisement display period.

The Group's hotel reservation services, air ticketing services and other travel services are subject to business tax and surcharges on the revenues generated from services rendered in the PRC. Business tax and surcharges are recorded on a net basis (excluded from revenues) in “business tax, VAT and surcharges” in the consolidated statements of comprehensive income/(loss).

Prior to September 1, 2012, the Group's advertising services were subject to business tax and surcharges on the revenues generated from services rendered in the PRC. Business tax and surcharges were recorded on a net basis (excluded from advertising services revenues) in “business tax, VAT and surcharges” in the consolidated statements of comprehensive income/(loss). Effective September 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched a Business Tax to Value Added Tax (“VAT”) Transformation Pilot Program (the “Pilot Program”), for certain industries in eight regions, including Beijing. Under the Pilot Program, a portion of hotel reservation services in certain cities as well as advertising services are subject to VAT. VAT and surcharges are also recorded on a net basis (excluded from advertising services revenues) in “business tax, VAT and surcharges” in the consolidated statements of comprehensive income/(loss).

Deferred revenue

In 2009, the Group launched an eCoupon program, through which the Group offers eCoupons and virtual cash accounts to customers who book selected hotels online through the eLong.com website. Beginning in 2012, eCoupons could also be used for online bookings of hotels and air tickets through the eLong.com website or eLong mobile applications. Customers who use the eCoupons receive credits in their virtual cash accounts after check-out from hotels or issuance of air tickets. Customers may redeem virtual cash balances: (i) as cash transferred to their bank accounts, (ii) prior to July 2014, as mobile phone credit (upon reaching a minimum threshold), or (iii) as credit for the purchase of air tickets or hotels. Prior to July 2014, unredeemed virtual cash expired at the end of March of the subsequent year. Beginning July 1, 2014, virtual cash expires one year after it is awarded, at which time the unredeemed virtual cash is converted to eLong loyalty points based on a prescribed formula.

The Group accounts for the eCoupon program in accordance with ASC subtopic 605-50, Revenue Recognition: Customer Payments and Incentives. As customers have the option to redeem their virtual cash balance in cash transferrable to their bank accounts, the Group accounts for the cost of the eCoupon program as a reduction of revenue. The Group's obligation to provide cash, air tickets or hotels is recorded as eCoupon program virtual cash liability in the consolidated balance sheets. The liability is reduced as customers redeem their virtual cash balances or the virtual cash expires.

The Group accounts for the expiration of virtual cash similar to the sale of loyalty points, as customers give up the right to cash in return for eLong loyalty points. Upon the expiration of virtual cash and conversion into loyalty points, the Group reclassifies the liability associated with the expired virtual cash balance from "eCoupon program virtual cash liability" to “deferred revenue.” The “deferred revenue” from the converted loyalty points is subsequently amortized into revenue as the loyalty points are redeemed or expire. In addition, the Group records the cost of redemption of the loyalty points as “cost of services” in the consolidated statements of comprehensive income/(loss).

Income taxes

(g) Income taxes

Income taxes are provided for using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or change in tax status is recognized in income in the period the change in tax status occurs or the change in tax rates or tax law is enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some or all of the deferred tax assets will not be realized.

In accordance with ASC subtopic 740-10, Income Taxes, Overall, the Group recognizes the benefit of a tax position if the tax position is more likely than not to prevail based on the technical merits of the tax position. Tax positions that meet the “more likely than not” threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit or appeal or litigation process. The actual benefits ultimately realized may differ from the Group's estimates. As each tax audit is concluded, adjustments, if any, are recorded in the Group's financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Group records unrecognized tax benefits, if any, in “accrued expenses and other current liabilities” or the non-current “other liabilities” line item in the consolidated balance sheets. The Group has elected to include interest and penalties related to an uncertain tax position (if and when required) in “income tax expense/(benefit)” in the consolidated statements of comprehensive income/(loss).

Share-based compensation

(h) Share-based compensation

The Group applies ASC 718, Compensation-Stock Compensation, in connection with its share-based compensation. In accordance with ASC 718, all grants of share options and performance units are recognized in the consolidated financial statements based on their grant date fair values. The Group believes it had sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected lives of its share options as the Group's ADSs have been publicly traded since 2004. ASC subtopic 718-10, Compensation-Stock Compensation: Overall requires forfeitures to be estimated at the grant date and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation cost is recorded net of estimated forfeitures such that the expense is recorded only for those share-based awards that are expected to vest.

Under ASC 718-10, the Group applies the Black-Scholes valuation model in determining the fair value of options granted. Risk-free interest rates are based on the U.S. Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected lives are based on historical exercise patterns, which the Group believes are representative of future behavior. Expected dividend yield is determined in view of the Company's historical dividend payout rate (the Group has not paid dividends). The Group estimates volatility based on the Group's own historical volatilities because the Group believes the length of time the Group's ADSs have been publicly traded is sufficient to make such an estimate. The Group recognizes compensation cost on share-based awards without performance conditions on a straight-line basis over the requisite service period. For share-based awards with performance conditions, compensation cost is recognized on an accelerated basis if it is probable that the performance conditions will be achieved. Forfeiture rate is estimated based on historical forfeiture and adjusted to reflect consideration for foreseeable future changes in facts and circumstances, if any.

Compensation cost related to 2012, 2013 and 2014 performance units, which are awards in the form of units that are denominated in a hypothetical equivalent number of the Company's ordinary shares, is determined based on the fair market value of the Company's ordinary shares on the trading date immediately preceding the grant date for awards under the 2004 Plan, and the grant date, or if the grant date is not a trading day then the immediately preceding trading date, for awards under the 2009 Plan. At the time of grant, the Company's Board of Directors or the Compensation Committee determines if the Company will settle the performance units in cash or shares. For performance units which vest upon the achievement of performance targets, the Group estimates the quantity and timing of performance units expected to vest based on the operational and financial projections of the Group. Any subsequent change in estimated quantity of performance units is recognized by truing up the cumulative share-based compensation cost recognized as if the new estimate had been applied since the grant date. Any subsequent change in the timing of expected vesting of performance units is accounted for prospectively over the revised expected timing of vesting of performance units.

Settlement terms of performance units, once established, may only be changed by approval of the Company's Board of Directors or the Compensation Committee. Performance units granted to employees during 2012, 2013 and 2014 are to be settled in ordinary shares. Performance units granted during 2012 to the Company's independent directors are to be settled upon vesting by payment of the cash amount equal to the fair market value of the vested performance units on the vesting date. Performance units granted during 2013 and 2014 to the Company's independent directors are to be settled upon vesting, at the election of each independent director, in ordinary shares or by payment of the cash amount equal to the fair market value of the vested performance units on the vesting date. The forfeiture rate is estimated based on historical forfeitures and adjusted to reflect foreseeable future changes in facts and circumstances, if any.

Share-based compensation awards which are settled in cash upon vesting are classified as liabilities and included in “accrued expenses and other current liabilities” in the consolidated balance sheets. Compensation cost is determined based on the current share price at the balance sheet dates, and the proportionate amount of the requisite service that has been rendered to such date. Changes in the fair value of the liability-classified awards, after the requisite service period has been completed and before the awards are vested, are recognized as compensation cost in the period in which the change in fair value occurs.

The Group accounts for a change in any of the terms or conditions of share options as a modification in accordance with ASC subtopic 718-20, Compensation-Stock Compensation: Awards Classified as Equity, whereby the incremental fair value, if any, of a modified award, is recorded as compensation cost on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation cost is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

Provision for loyalty points

(i) Provision for loyalty points

eLong members earn loyalty points based on their usage of the Group's services. Historically the Group provided non-cash gifts, hotel room stays and air tickets to eLong members upon redemption of loyalty points that accumulate based on the members' transactions with the Group. In December 2013, the Group eliminated the option to redeem loyalty points for non-cash gifts other than hotel room stays or air tickets. The Group recognizes estimated costs to provide non-cash gifts, hotel room stays and air tickets based on historical redemption rates. The liabilities for loyalty points are reduced upon the redemption or expiration of outstanding loyalty points. The estimated costs are included in “sales and marketing” in the consolidated statements of comprehensive income/(loss) and the estimated liabilities are included in “accrued expenses and other current liabilities” in the consolidated balance sheets.

Cash and cash equivalents

(j) Cash and cash equivalents

Cash and cash equivalents include cash on hand and time deposits placed with commercial banks or other financial institutions. The Group considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash

(k) Restricted cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. As of December 31, 2014, the Group's restricted cash of RMB123,936,600 (December 31, 2013: RMB103,440,000) consisted of time deposits in escrow accounts in the PRC mainly required to support the Group's air ticketing business. The increase in restricted cash during the year ended December 31, 2014 was due to the increased guarantee arrangements for the Group's air ticketing business, as discussed in Note 10 “Guarantee”.

Short-term investments

(l) Short-term investments

 Short-term investments as of December 31, 2014 consisted of time deposits of more than three months- and less than or equal to twelve months- duration held in commercial banks of RMB1,306,634,495 (December 31, 2013: RMB1,485,800,264).

Accounts receivable and advances to suppliers

(m) Accounts receivable and advances to suppliers

Accounts receivable and advances to suppliers are recorded at the invoiced amount and are non-interest bearing. The allowance for doubtful accounts is the Group's reasonable estimate of the amount of probable credit losses in the Group's existing accounts receivable and advances to suppliers. The Group reviews its allowance for doubtful accounts periodically and determines the allowance based on historical write-off experience, the aging of the accounts receivable and advances to suppliers balances and customer/supplier credit worthiness. Specific accounts are reviewed individually for collectability. Accounts receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Property and equipment

(n) Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. The Group also capitalizes certain costs related to the development of internal-use software in accordance with ASC subtopic 350-40, Intangibles-Goodwill and Other: Internal-Use Software and ASC subtopic 350-50, Intangibles-Goodwill and Other: Website Development Costs. Costs incurred related to the planning and post-implementation phases of development are expensed as incurred. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Capitalized software development cost	3 years
Computer equipment and purchased software	3-5 years
Furniture and office equipment	5 years

Leasehold improvements are amortized using the straight-line method over 1 to 10 years which represents the shorter of the remaining period of the lease term or estimated useful life of the assets.

Projects in progress are stated at cost. Projects in progress refer to labor costs capitalized in connection with software development before the software is substantially complete and ready for its intended use.

Investments in non-consolidated affiliates

(o) Investments in non-consolidated affiliates

In accordance with ASC subtopic 325-20, Investments-Other: Cost Method Investments, for investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and the distributions of earnings. The Group regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee's cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of comprehensive income/(loss) equal to the excess of the investment's cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value then becomes the new cost basis of the investment.

The Group applies the equity method in accounting for investments in non-consolidated affiliates in which the Group has the ability to exercise significant influence but does not own a majority equity interest or otherwise control. Under the equity method of accounting, the Group initially records the investment at cost, and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in “investment in non-consolidated affiliates” in the consolidated balance sheets and “net loss on equity method investments” in the consolidated statement of comprehensive income/(loss).

Under ASC 323, Investments-Equity Method and Joint Ventures, the Group's share of post-acquisition profits or losses of non-consolidated affiliates is recognized in the consolidated statements of comprehensive income/(loss). Unrealized gains on transactions between the Group and non-consolidated affiliates are eliminated to the extent of the Group's interest in the non-consolidated affiliates, and unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group's share of losses in a non-consolidated affiliate equals or exceeds the carrying value of the Group's equity interest in the non-consolidated affiliate, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the non-consolidated affiliate. The Group monitors its investment in non-consolidated affiliates for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the non-consolidated affiliates including current earnings trends and other affiliate-specific information. In 2012, the Group recorded impairment charge of RMB4,812,242 with respect to the 2012 Affiliate Company when the decline in the value of the investment was determined to be other-than-temporary under ASC 323. In 2014, the Group recorded impairment charges of RMB31,672,147 and RMB3,413,146 with respect to Beijing Jiuyou Technology Co., Ltd. (“Jiuyou”) and the 2013 Affiliate Company when the decline in the value of the investments was determined to be other-than-temporary under ASC 323.

Employee Loan

(p) Employee Loan Program

In November 2011, the Group launched a RMB100 million employee interest-free loan program (executive officers and directors of the Group are ineligible for this program). During the years ended December 31, 2012, 2013 and 2014, the Group disbursed RMB11,310,806, RMB8,518,187 and RMB4,999,000, respectively, of loan principal under this program. The Group accounts for employee interest-free loans in accordance with ASC subtopic 835-30, Imputation of Interest, whereby the effective interest rate is applied and the difference between the present value of the loan receivables and the cash loaned to the employees is regarded as employee compensation during the loan term. At the same time, to accrete the loan receivable to its face value, interest income is recognized in the same amount. The outstanding portion of employee loans receivable within 12 months, as of December 31, 2013 and 2014 was RMB3,267,078 and RMB3,432,785, respectively, which is included in “other current assets” in the consolidated balance sheets. The outstanding portion of employee loans receivable more than 12 months, as of December 31, 2013 and 2014 was RMB9,376,665 and RMB7,632,434, respectively, which is included in “other non-current assets” in the consolidated balance sheets. The carrying values of the employee loans approximated their fair value as there was no significant fluctuation of effective interest rates during the relevant period.

Business combinations

(q) Business combinations

The Group accounts for all business combinations under the purchase method in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of the cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable net assets acquired, liabilities assumed and noncontrolling interest is based on various assumptions and valuation methodologies requiring considerable judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the acquiree's current business model and industry comparisons. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from forecasted amounts and the differences could be material.

Goodwill and intangible assets

(r) Goodwill and intangible assets

Goodwill represents the excess of costs over fair value of the net assets of businesses acquired. The Group follows ASC subtopic 350-20, Intangibles-Goodwill and Other: Goodwill. Goodwill and intangible assets acquired in a business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment at least annually, or more frequently if certain circumstances indicate a possible impairment may exist. The Group performs its annual impairment assessment for goodwill and indefinite-lived intangible assets in December of each year.

In 2011, the Group adopted Accounting Standards Update (“ASU”) 2011-08, Testing Goodwill for Impairment, to test goodwill for impairment by performing a qualitative assessment before calculating the fair value of a reporting unit in step one of the goodwill impairment test. If the Group determines, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, a two-step impairment test is required. Under the two-step impairment test, the Group evaluates the recoverability of goodwill at the reporting unit level. In the first step, the fair value of the reporting unit is compared to its carrying value including goodwill. The fair value of the reporting unit is determined based upon the present value of estimated future cash flows of the reporting unit. If the fair value of the reporting unit is less than the carrying value, a second step is performed which compares the implied fair value of the reporting unit's goodwill to the carrying value of the goodwill. In determining the implied fair value of the reporting unit goodwill, the fair values of the net tangible assets and recognized and unrecognized intangible assets are deducted from the fair value of the reporting unit. If the implied fair value of the reporting unit goodwill is lower than its carrying amount, goodwill of the reporting unit is impaired and is written down to its implied fair value.

In 2012, the Group adopted ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment, which amends the guidance in ASC subtopic 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. ASU 2012-02 provides an entity testing an indefinite-lived intangible asset for impairment the option of performing a qualitative assessment before calculating the fair value of the asset. Although ASU 2012-02 revises the examples of events and circumstances that an entity should consider in interim periods, it does not revise the requirements to test indefinite-lived intangible assets (1) annually for impairment and (2) between annual tests if there is a change in events or circumstances. If the Group determines, on the basis of qualitative factors, that the fair value of indefinite-lived intangible assets is more likely than not less than the carrying amount, further testing is required. Under the further testing, the impairment test on indefinite-lived intangible assets that are not subject to amortization consists of a comparison of the fair value of each intangible asset with its carrying amount. If the carrying amount of an intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. Assets with definite lives are carried at cost less accumulated amortization. Intangible assets with definite lives are amortized using the straight-line method over the estimated economic life.

Impairment of long-lived assets other than goodwill

(s) Impairment of long-lived assets other than goodwill

The Group evaluates impairment of its long-lived assets to be held and used, including property and equipment, purchased intangible assets which are subject to amortization and other non-current assets, when events or changes in circumstances indicate, in management's judgment, that the carrying value of such assets may not be recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment-Overall. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount that the carrying value exceeds the estimated fair value. Assets to be disposed of are separately presented in the consolidated balance sheets as assets held for sale and reported at the lower of carrying amount or estimated fair value less the costs to sell, and are no longer depreciated.

Employee benefit plans

(t) Employee benefit plans

The Group participates in various defined contribution plans pursuant to which certain retirement, medical and other welfare benefits are provided to employees. Under PRC law, the Group is required to make contributions to these plans at stated contribution rates based on monthly compensation of qualified employees. The Group has no obligation for payment of employee benefits associated with these plans beyond the mandatory contributions payable during the period of the employee's employment with the Group. For the years ended December 31, 2012, 2013 and 2014, the Group contributed RMB49,425,246, RMB65,418,062 and RMB87,117,949, respectively, to these plans.

Net income/(loss) per share

(u) Net income/(loss) per share

For the calculation of basic net income/(loss) and diluted net income/(loss) per share, ordinary shares include ordinary shares and high-vote ordinary shares. Basic net income/(loss) per share is computed by dividing net income/(loss) by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share is calculated by dividing net income by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of outstanding share options, share warrants and the settlement of performance units. Ordinary equivalent shares in the diluted net loss per share computation are excluded in net loss period as their effect would be anti-dilutive.

Advertising expense

(v) Advertising expense

The Group incurs advertising expenses to promote the Group's products and services. The Group expenses the production costs associated with advertisements in the period in which the advertisement first takes place. The Group expenses the advertising costs as incurred each time the advertisement is displayed or broadcasted. For the years ended December 31, 2012, 2013, and 2014, advertising expenses were RMB230,497,404, RMB409,924,042 and RMB388,847,145, respectively, and were recorded as “sales and marketing” expenses. As of December 31, 2013 and 2014, the Group had RMB19,455,308 and RMB40,535,603, respectively, of prepaid advertising expense which were included in “prepaid expenses” in the consolidated balance sheets.

Segment reporting

(w) Segment reporting

 In accordance with ASC subtopic 280-10, Segment Reporting: Overall, the Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Group. Prior to 2013, the Group mainly operated and managed its business as two reportable segments: Hotel and Air. Beginning in 2013, with the expansion of the Hotel business to constitute a substantial majority of the Group's overall business, the Chief Executive Officer reviewed the combined operating results of the former hotel and air segments to make decisions about resource allocation and performance assessment. Since the Group operates in one reportable segment, all financial segment and product information required by ASC subtopic 280-10 can be found in the consolidated financial statements.

As the Group generates substantially all revenues from customers in the PRC, no geographical segments are presented.

Operating leases

(x) Operating leases

The Group leases office space under operating lease agreements with original lease periods of up to ten years. Rental expenses are recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a case-by-case basis and are not included in the initial lease term.

Fair value measurements

(y) Fair value measurements

Financial instruments of the Group are primarily comprised of cash and cash equivalents, restricted cash, accounts receivable, short-term investments, receivables from the employee interest free loan program in other current assets and other non-current assets respectively, accounts payable, and other liabilities. As of December 31, 2013 and 2014, the carrying values of these financial instruments approximated their fair value due to their short term nature. The Group follows ASC subtopic 820-10, Fair Value Measurements and Disclosures, which establishes a three-tier fair value hierarchy, and prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 - Other inputs that are directly or indirectly observable in the marketplace; and

Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC subtopic 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Treasury stock

(z) Treasury stock

In 2012, 2013 and 2014, the Group repurchased 158,233, Nil and 53,252 ADSs (1 ADS = 2 ordinary shares) at a cost of approximately US$2.0 million, Nil and approximately US$0.7 million including brokerage commission. The repurchase of ADSs is accounted for under the cost method whereby the entire cost of the acquired shares is recorded as treasury stock. The Group issues the repurchased ADSs to employees who exercise their share options or receive them upon the vesting of performance units under the Group's share compensation plans.

In 2014, the Group issued 563,811 (2013: 757,178 and 2012: 350,874) of repurchased ADSs to recipients of share options and performance units. The Group accounted for these transactions in accordance with ASC subtopic 505-30, Equity-Treasury Stock. Gains on sales of treasury stock not previously accounted for as constructively retired are credited to additional paid-in capital, and losses may be charged to additional paid-in capital to the extent that previous net gains from sales or retirements of the same class of share are included therein, and otherwise to accumulated deficit.

Other operating income

(aa) Other operating income

Other operating income of RMB30,000,000 consisted of a payment made by Tongcheng Network Technology Share Co., Ltd. to the Group in May 2014 to terminate a cooperation agreement entered into by the Group and Tongcheng in April 2014.

Government subsidies

(ab) Government subsidies

Government subsidies represent rewards provided by PRC government authorities to the Group, without any further obligations, for business achievements made by the Group. Government subsidies are recognized in “other income (expense)” in the consolidated statements of comprehensive income/(loss) when received, as the amount of the subsidies and the timing of payment are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive any or similar subsidies in the future.

Recently issued accounting pronouncements

(ac) Recently issued accounting pronouncements

In April 2014, the FASB issued ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. ASU 2014-08 amends the definition of a discontinued operation in ASC 205-20 and requires entities to provide additional disclosures about discontinued operations as well as disposal transactions that do not meet the discontinued-operations criteria. ASU 2014-08 also expands the scope of ASC 205-20 to disposals of equity method investments and businesses that, upon initial acquisition, qualify as held for sale. In addition, the ASU 2014-08 requires entities to reclassify assets and liabilities of a discontinued operation for all comparative periods presented in the financial statements. Regarding the consolidated statement of cash flows, an entity must disclose, in all periods presented, either (1) operating and investing cash flows or (2) depreciation and amortization, capital expenditures, and significant operating and investing noncash items related to the discontinued operation. ASU 2014-08 is effective prospectively for all disposals (except disposals classified as held for sale before the adoption date) or components initially classified as held for sale in periods beginning on or after December 15, 2014. Early adoption is permitted. Upon adoption, the Group will report discontinued operations and disclose the disposals of components of the Group in accordance with the requirements of ASU 2014-08. The Group does not expect the adoption to have a material impact on the consolidated financial statements, other than in the event of a significant disposal transaction.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. ASU 2014-09 outlines a comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 also requires significantly expanded disclosures about revenue recognition. For public entities, ASU 2014-09 is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. Early adoption is not permitted. The Group is currently evaluating the impact of the adoption of ASU 2014-09 on the Group's consolidated financial statements.

Comparative information	(ad) Comparative information Certain items in prior years' consolidated financial statements have been reclassified to conform to the current period's presentation in order to facilitate comparison.